TAX SITUATION - Schedule of Deferred Income Tax (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deferred asset
Deferred asset			S/ 1,391,636	$ 1,391,636	S/ 1,170,866	$ 1,170,866	$ 1,182,195
Deferred asset | $	$ 187,681	$ 43,227
Deferred liability
Deferred liability			(376,939)	376,939	(59,025)	59,025	107,517
Deferred liability | $	61,957	(11,716)
Deferred tax assets, net			1,391,636	$ 1,391,636	1,170,866	$ 1,170,866	$ 1,182,195
Deferred income tax asset, net
Deferred asset
Deferred asset			1,391,636		1,170,866
Deferred liability
Deferred liability | $	187,681	43,227
Deferred tax assets, net			1,391,636		1,170,866
Deferred income tax asset, net | Allowance for loan losses for loan portfolio
Deferred asset
Deferred asset			951,617		949,040
Deferred asset | $	1,947	(73,960)
Deferred liability
Deferred tax assets, net			951,617		949,040
Deferred income tax asset, net | Carry forward tax losses
Deferred asset
Deferred asset			245,210		198,248
Deferred asset | $	46,962	130,243
Deferred liability
Deferred tax assets, net			245,210		198,248
Deferred income tax asset, net | Provision for profit sharing
Deferred asset
Deferred asset			128,198		94,344
Deferred asset | $	19,892	23,436
Deferred liability
Deferred tax assets, net			128,198		94,344
Deferred income tax asset, net | Provision for sundry expenses and risks
Deferred asset
Deferred asset			114,559		60,148
Deferred asset | $	45,514	45
Deferred liability
Deferred tax assets, net			114,559		60,148
Deferred income tax asset, net | Unrealized losses due to valuation of investments at fair value through other comprehensive income
Deferred asset
Deferred asset			54,359		21,143
Deferred asset | $	0	0
Deferred liability
Deferred tax assets, net			54,359		21,143
Deferred income tax asset, net | Provision for pending vacations
Deferred asset
Deferred asset			50,382		37,107
Deferred asset | $	10,573	4,687
Deferred liability
Deferred tax assets, net			50,382		37,107
Deferred income tax asset, net | Provision for stock awards
Deferred asset
Deferred asset			17,300		13,872
Deferred asset | $	3,130	52
Deferred liability
Deferred tax assets, net			17,300		13,872
Deferred income tax asset, net | Depreciation of improvements for leased premises
Deferred asset
Deferred asset			13,911		15,219
Deferred asset | $	(1,412)	(5,217)
Deferred liability
Deferred tax assets, net			13,911		15,219
Deferred income tax asset, net | Others
Deferred asset
Deferred asset			153,974		58,099
Deferred asset | $	82,835	(112,193)
Deferred liability
Deferred liability			(99,715)		(31,285)
Deferred liability | $	(45,163)	20,860
Deferred tax assets, net			153,974		58,099
Deferred income tax asset, net | Intangibles, net
Deferred liability
Deferred liability			(75,009)		(101,945)
Deferred liability | $	27,347	74,326
Deferred income tax asset, net | Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS
Deferred liability
Deferred liability			(69,997)		(76,059)
Deferred liability | $	6,062	(31,043)
Deferred income tax asset, net | Buildings depreciation
Deferred liability
Deferred liability			(63,004)		(50,556)
Deferred liability | $	(8,794)	13,283
Deferred income tax asset, net | Deferred acquisitions costs - DAC
Deferred liability
Deferred liability			(18,574)		(17,362)
Deferred liability | $	(1,212)	(1,292)
Deferred income tax asset, net | Unrealized gain due to valuation of investments at fair value through other comprehensive income
Deferred liability
Deferred liability			(11,575)		853
Deferred liability | $	0	0
Deferred income tax liability, net
Deferred liability
Deferred liability			(376,939)		(59,025)
Deferred liability | $	(61,957)	11,716
Deferred income tax liability, net | Carry forward tax losses
Deferred asset
Deferred asset			0		19,757
Deferred asset | $	(19,757)	0
Deferred liability
Deferred tax assets, net			0		19,757
Deferred income tax liability, net | Provision for profit sharing
Deferred asset
Deferred asset			1,462		14,850
Deferred asset | $	(14,920)	(3,047)
Deferred liability
Deferred tax assets, net			1,462		14,850
Deferred income tax liability, net | Provision for sundry expenses and risks
Deferred asset
Deferred asset			16,048		23,034
Deferred asset | $	(17,423)	10,639
Deferred liability
Deferred tax assets, net			16,048		23,034
Deferred income tax liability, net | Unrealized losses due to valuation of investments at fair value through other comprehensive income
Deferred asset
Deferred asset			(2,281)		28,165
Deferred asset | $	0	0
Deferred liability
Deferred tax assets, net			(2,281)		28,165
Deferred income tax liability, net | Others
Deferred asset
Deferred asset			(6,467)		(39,448)
Deferred asset | $	46,966	(34,374)
Deferred liability
Deferred liability			(43,394)		(31,437)
Deferred liability | $	(109,990)	19,602
Deferred tax assets, net			(6,467)		(39,448)
Deferred income tax liability, net | Intangibles, net
Deferred liability
Deferred liability			(56,211)		(16,953)
Deferred liability | $	16,144	19,616
Deferred income tax liability, net | Deferred acquisitions costs - DAC
Deferred liability
Deferred liability			(9,446)		(8,277)
Deferred liability | $	(1,169)	(91)
Deferred income tax liability, net | Unrealized gain due to valuation of investments at fair value through other comprehensive income
Deferred liability
Deferred liability			(17,305)		(13,846)
Deferred liability | $	0	0
Deferred income tax liability, net | Deferred income due to commission
Deferred asset
Deferred asset			3,322		4,645
Deferred asset | $	(1,323)	(629)
Deferred liability
Deferred tax assets, net			3,322		4,645
Deferred income tax liability, net | Revaluation of long‑lived assets in a business combination
Deferred liability
Deferred liability			(262,667)		0
Deferred liability | $	0	0
Deferred income tax liability, net | Gain generated in the reorganization of Pacífico EPS
Deferred liability
Deferred liability			S/ 0		S/ (39,515)
Deferred liability | $	$ 39,515	$ 0